EQUITY ATTRIBUTABLE TO OWNERS OF THE PARENT - Earnings per share (Details) - COP ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of controlling interest equity [Line Items]
Net income for the year	$ 5,365,454	$ 5,184,551	$ 3,162,433
Less: participation of non- controlling interests	(2,331,045)	(2,271,857)	(1,200,019)
Net income attributable to owners of the parents	3,034,409	2,912,694	1,962,414
Less: Allocation of undistributed earnings to preferred stockholders	(970,070)	(929,656)	(622,215)
Net Income allocated to common shareholders for basic and diluted EPS	$ 2,064,339	$ 1,983,038	$ 1,340,199
Weighted average of the common and preferred shares used in the calculation of earnings per basic share (common and preferred)	22,281,017,159	22,281,017,159	22,281,017,159
Basic earnings of the owners of the parent per share in Colombian pesos	$ 136.188	$ 130.725	$ 88.076
Common shares
Disclosure of controlling interest equity [Line Items]
Weighted average number of common shares outstanding used in basic EPS calculation (2)	15,158,004,812	15,169,502,784	15,216,468,601
Basic and diluted earnings (loss) per share	$ 136.188	$ 130.725	$ 88.076
ADR [Member]
Disclosure of controlling interest equity [Line Items]
Basic and diluted earnings (loss) per share	$ 2,723.76	$ 2,614.51	$ 1,761.51